SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	May 31, 2024	May 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred costs of equity financing	$ 114,000	$ 25,000
Other	6,139	5,805
Total	$ 120,139	$ 30,805